Discontinued operations and assets and liabilities held for sale	12 Months Ended
Mar. 31, 2020
Discontinued operations and assets and liabilities held for sale
Discontinued operations and assets and liabilities held for sale

 7. Discontinued operations and assets and liabilities held for sale

In the prior financial year, following the agreement to combine our Indian operations with Idea Cellular into a jointly controlled company, in accordance with IFRS accounting standards, the results of Vodafone India were included in discontinued operations until the transaction completed on 31 August 2018.

The Group classifies non-current assets and assets and liabilities within disposal groups (‘assets’) as held for sale if the assets are available immediately for sale in their present condition, management is committed to a plan to sell the assets under usual terms, it is highly probable that their carrying amounts will be recovered principally through a sale transaction rather than through continuing use and the sale is expected to be completed within one year from the date of the initial classification.

Assets and liabilities classified as held for sale are presented separately as current items in the consolidated statement of financial position and are measured at the lower of their carrying amount and fair value less costs to sell. Property, plant and equipment and intangible assets are not depreciated or amortised once classified as held for sale.

Where operations constitute a separately reportable segment (see note 2 “Revenue disaggregation and segmental analysis”) and have been disposed of, or are classified as held for sale, the Group classifies such operations as discontinued.

Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the Group consolidated income statement. Discontinued operations are also excluded from segment reporting. All other notes to the financial statements include amounts for continuing operations, unless indicated otherwise.

Discontinued operations

On 20 March 2017, Vodafone announced the agreement to combine its subsidiary, Vodafone India (excluding its 42% stake in Indus Towers), with Idea Cellular in India. Consequently, Vodafone India has been accounted for as a discontinued operation for all periods up to 31 August 2018, the date the transaction completed, the results of which are detailed below.

Income statement and segment analysis of discontinued operations

		Five months
	Year ended	ended	Year ended
	31 March 2020	31 August 2018	31 March 2018
	€m	€m	€m
Revenue	—	1,561	4,648
Cost of sales	—	(1,185)	(2,995)
Gross profit	—	376	1,653
Selling and distribution expenses	—	(92)	(237)
Administrative expenses	—	(134)	(533)
Other income and expense[1]	—	—	416
Operating profit	—	150	1,299
Financing costs	—	(321)	(715)
(Loss)/profit before taxation	—	(171)	584
Income tax credit/(charge)	—	56	(308)
(Loss)/profit after tax of discontinued operations	—	(115)	276
Pre-tax loss on the re-measurement of disposal group	—	—	(3,170)
Income tax credit	—	—	925
After tax loss on the re-measurement of disposal group	—	—	(2,245)
Loss on sale of disposal group	—	(3,420)	—
Loss for the financial year from discontinued operations	—	(3,535)	(1,969)

Loss per share from discontinued operations

	2020	2019		2018
	eurocents	eurocents		eurocents
– Basic	—	(12.80)	c	(7.09)	c
– Diluted	—	(12.80)	c	(7.06)	c

Total comprehensive expense for the financial year from discontinued operations

	2020	2019	2018
	€m	€m	€m
Attributable to owners of the parent	—	(3,535)	(1,969)

Note:

1	Includes the profit on disposal of Vodafone India’s standalone towers business to ATC Telecom.

For the five months ended 31 August 2018, the Group recorded a loss on disposal of Vodafone India of €3,420 million as set out in note 27 “Acquisitions and disposals”. This loss is presented within discontinued operations.

For the year ended 31 March 2018, the Group recorded a non-cash charge of €3,170 million (€2,245 million net of tax), included in discontinued operations, as a result of the re-measurement of Vodafone India’s fair value less costs of disposal. Fair value of the Group’s equity interest at 31 March 2018 was assessed to be INR 223 billion (2017: INR 370 billion), equivalent to €2.8 billion (2017: €5.3 billion) at the foreign exchange rates prevailing at those dates. The fair value of Vodafone India at 31 March 2018 was assessed to be primarily determinable by reference to the Idea Cellular Limited quoted share price as at 31 March 2018 of INR 75.9 per share. This technique was considered to result in a level 2 valuation as per IFRS 13, as while the quoted share price for Idea Cellular Limited was observable, further adjustments, such as an assumption regarding the disposal of Vodafone India with a certain level of debt, were required to estimate fair value less costs of disposal.

Assets and liabilities held for sale

Assets and liabilities held for sale at 31 March 2020 comprise:

-A  24.95% interest in Vodafone Hutchison Australia; and

-The Group’s 55% interest in Vodafone Egypt following the announcement on 29 January 2020 that the Group has signed a memorandum of understanding with Saudi Telecom Company for the sale of Vodafone Egypt.

Assets and liabilities held for sale at 31 March 2019 comprise a 24.95% interest in Vodafone Hutchison Australia and a 12.6% interest in Indus Towers. The held for sale classification for 12.6% of Indus Towers was reversed during the year ended 31 March 2020 due to events that occurred during the year. The stake is now equity accounted with the remainder of the Group’s interest in Indus Towers (see note 28).

The relevant assets and liabilities are detailed in the table below.

Assets and liabilities held for sale

	2020	2019
	€m	€m
Non-current assets
Goodwill	107	—
Other intangible assets	379	—
Property, plant and equipment	916	—
Investments in associates and joint ventures	(412)	(231)
Trade and other receivables	15	—
	1,005	(231)
Current assets
Inventory	13	—
Taxation recoverable	3	—
Trade and other receivables	313	—
Cash and cash equivalents	273	—
	602	—
Total assets held for sale	1,607	(231)

Non-current liabilities
Long-term borrowings	57	—
Deferred tax liabilities	60	—
Provisions	5	—
	122	—
Current liabilities
Short-term borrowings	150	—
Taxation liabilities	116	—
Provisions	29	—
Trade and other payables	634	—
	929	—
Total liabilities held for sale	1,051	—